Profit and loss information - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Receivables from contracts with customers [abstract]
Unwind of discount	$ 14,533	$ 12,410
Interest expense on lease liabilities	1,783	1,054
Convertible bond interest expense	5,334	4,911
(Gain) on repurchase of convertible bond	(2,935)	0
Interest expense	303	231
Bank fees	370	236
Finance costs	$ 19,388	$ 18,842